AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Increase (Decrease) in AOCI [Roll Forward]
Beginning balance	$ 27,340	$ 24,377	$ 22,780
Amounts reclassified from AOCI:
Personnel expense	3,964	3,469	3,180
Interest income	(7,066)	(6,327)	(6,142)
Interest expense	745	735	768
FDIC loss share income, net	142	253	343
Securities (gains) losses, net	(46)	3	3
Total before income taxes	(3,500)	(2,917)	(3,127)
Less: Income taxes	(1,058)	(794)	(921)
Net income	(2,442)	(2,123)	(2,206)
Net change in AOCI	(104)	(277)	(158)
Ending balance	29,926	27,340	24,377
Unrecognized Net Pension and Postretirement Costs
Increase (Decrease) in AOCI [Roll Forward]
Beginning balance	(723)	(626)	(303)
OCI before reclassifications, net of tax	(91)	(139)	(334)
Amounts reclassified from AOCI:
Net change in AOCI	(41)	(97)	(323)
Ending balance	(764)	(723)	(626)
Unrecognized Net Pension and Postretirement Costs | Amounts reclassified from AOCI
Amounts reclassified from AOCI:
Personnel expense	80	67	17
Interest income	0	0	0
Interest expense	0	0	0
FDIC loss share income, net	0	0	0
Securities (gains) losses, net	0	0	0
Total before income taxes	80	67	17
Less: Income taxes	30	25	6
Net income	50	42	11
Unrealized Net Gains (Losses) on Cash Flow Hedges
Increase (Decrease) in AOCI [Roll Forward]
Beginning balance	(83)	(54)	2
OCI before reclassifications, net of tax	(16)	(81)	(107)
Amounts reclassified from AOCI:
Net change in AOCI	(9)	(29)	(56)
Ending balance	(92)	(83)	(54)
Unrealized Net Gains (Losses) on Cash Flow Hedges | Amounts reclassified from AOCI
Amounts reclassified from AOCI:
Personnel expense	0	0	0
Interest income	0	0	0
Interest expense	11	83	82
FDIC loss share income, net	0	0	0
Securities (gains) losses, net	0	0	0
Total before income taxes	11	83	82
Less: Income taxes	4	31	31
Net income	7	52	51
Unrealized Net Gains (Losses) on AFS Securities
Increase (Decrease) in AOCI [Roll Forward]
Beginning balance	(34)	152	(42)
OCI before reclassifications, net of tax	(201)	(206)	207
Amounts reclassified from AOCI:
Net change in AOCI	(225)	(186)	194
Ending balance	(259)	(34)	152
Unrealized Net Gains (Losses) on AFS Securities | Amounts reclassified from AOCI
Amounts reclassified from AOCI:
Personnel expense	0	0	0
Interest income	7	29	(24)
Interest expense	0	0	0
FDIC loss share income, net	0	0	0
Securities (gains) losses, net	(46)	3	3
Total before income taxes	(39)	32	(21)
Less: Income taxes	(15)	12	(8)
Net income	(24)	20	(13)
FDIC's Share of Unrealized (Gains) Losses on AFS Securities
Increase (Decrease) in AOCI [Roll Forward]
Beginning balance	(169)	(207)	(235)
OCI before reclassifications, net of tax	148	19	0
Amounts reclassified from AOCI:
Net change in AOCI	169	38	28
Ending balance	0	(169)	(207)
FDIC's Share of Unrealized (Gains) Losses on AFS Securities | Amounts reclassified from AOCI
Amounts reclassified from AOCI:
Personnel expense	0	0	0
Interest income	0	0	0
Interest expense	0	0	0
FDIC loss share income, net	33	31	45
Securities (gains) losses, net	0	0	0
Total before income taxes	33	31	45
Less: Income taxes	12	12	17
Net income	21	19	28
Other, net
Increase (Decrease) in AOCI [Roll Forward]
Beginning balance	(19)	(16)	(15)
OCI before reclassifications, net of tax	1	(9)	(5)
Amounts reclassified from AOCI:
Net change in AOCI	2	(3)	(1)
Ending balance	(17)	(19)	(16)
Other, net | Amounts reclassified from AOCI
Amounts reclassified from AOCI:
Personnel expense	0	0	0
Interest income	1	9	6
Interest expense	0	0	0
FDIC loss share income, net	0	0	0
Securities (gains) losses, net	0	0	0
Total before income taxes	1	9	6
Less: Income taxes	0	3	2
Net income	1	6	4
Total
Increase (Decrease) in AOCI [Roll Forward]
Beginning balance	(1,028)	(751)	(593)
OCI before reclassifications, net of tax	(159)	(416)	(239)
Amounts reclassified from AOCI:
Net change in AOCI	(104)	(277)	(158)
Ending balance	(1,132)	(1,028)	(751)
Total | Amounts reclassified from AOCI
Amounts reclassified from AOCI:
Personnel expense	80	67	17
Interest income	8	38	(18)
Interest expense	11	83	82
FDIC loss share income, net	33	31	45
Securities (gains) losses, net	(46)	3	3
Total before income taxes	86	222	129
Less: Income taxes	31	83	48
Net income	$ 55	$ 139	$ 81